Capital transactions (Details Textuals) (Hongli)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in registered capital	$ 2,946,000	20,000,000	$ 3,050,000	20,000,000